OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER PROVISIONS [Abstract]
Schedule of other provisions
	Current liabilities		Non-current liabilities		Total Liabilities
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2020	2019	2020	2019	2020	2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for contingencies (1)
Tax contingencies	21,188	2,033	364,342	164,190	385,530	166,223
Civil contingencies	2,266	2,202	103,984	66,605	106,250	68,807
Labor contingencies	320	971	48,115	26,505	48,435	27,476
Other	-	-	17,821	19,886	17,821	19,886
Provision for European
Commission investigation (2)	-	-	10,097	9,217	10,097	9,217

Provisions for onerous contracts (3)	-	-	44,000	-	44,000	-

Total other provisions (4)	23,774	5,206	588,359	286,403	612,133	291,609

Schedule of movement of provisions
		European
	Legal	Commission	Onerous
	claims (1)	Investigation (2)	Contracts	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2018	367,493	9,883	-	377,376
Increase in provisions	106,870	-	-	106,870
Provision used	(59,032)	-	-	(59,032)
Difference by subsidiaries conversion	(48,330)	-	-	(48,330)
Reversal of provision	(66,965)	-	-	(66,965)
Exchange difference	(1,150)	(480)	-	(1,630)

Closing balance as of December 31, 2018	298,886	9,403	-	308,289

Opening balance as of January 1, 2019	298,886	9,403	-	308,289
Increase in provisions	134,847	-	-	134,847
Provision used	(82,212)	-	-	(82,212)
Difference by subsidiaries conversion	(10,764)	-	-	(10,764)
Reversal of provision	(58,063)	-	-	(58,063)
Exchange difference	(302)	(186)	-	(488)

Closing balance as of December 31, 2019	282,392	9,217	-	291,609

Opening balance as of January 1, 2020	282,392	9,217	-	291,609
Increase in provisions	408,078	-	44,000	452,078
Provision used	(47,238)	-	-	(47,238)
Difference by subsidiaries conversion	(58,654)	-	-	(58,654)
Reversal of provision	(25,563)	-	-	(25,563)
Exchange difference	(979)	880	-	(99)

Closing balance as of December 31, 2020	558,036	10,097	44,000	612,133
(1)	Accumulated balances include a judicial deposit delivered in guarantee, with respect to the “Fundo Aeroviario” (FA), for ThUS$ 69, made in order to suspend the collection and the application of a fine. The Company is discussing in Court the constitutionality of the requirement made by FA calculated at the ratio of 2.5% on the payroll in a legal claim. Initially the payment of said contribution was suspended by a preliminary judicial decision and about 10 years later, this same decision was reversed. As the decision is not final, the Company has deposited the securities open until that date, in order to avoid collection processing and the application of the fine.

Finally, if the final decision is favorable to the Company, the deposit made and payments made later will return to TAM. On the other hand, if the court confirms the first decision, said deposit will become a final payment in favor of the Government of Brazil. The procedural stage as of December 31, 2020 is described in Note 31 in the Role of the case 2001.51.01.012530-0.

(2)	European Commission Provision

Provision constituted on the occasion of the process initiated in December 2007 by the General Competition Directorate of the European Commission against more than 25 cargo airlines, among which is Lan Cargo SA, which forms part of the global investigation initiated in 2006 for possible infractions of free competition in the air cargo market, which was carried out jointly by the European and United States authorities.

With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .,For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred twenty thousand euros), for these infractions, an amount that was provisioned in the financial statements of LATAM. On January 24, 2011, LATAM Airlines Group S.A. and Lan Cargo S.A. They appealed the decision before the Court of Justice of the European Union. On December 16, 2015, the European Court resolved the appeal and annulled the Commission’s Decision. The European Commission did not appeal the judgment, but on March 17, 2017, the European Commission again adopted its original decision to impose on the eleven lines original areas, the same fine previously imposed, amounting to a total of 776,465,000 Euros. In the case of LAN Cargo and its parent, LATAM Airlines Group S.A. imposed the same fine mentioned above. The procedural stage as of December 31, 2020 is described in Note 31 in section 2 judgments received by LATAM Airlines Group S.A. and Subsidiaries.